Income taxes - Summary of Tax Loss Carry-forwards Incurred In Current And Prior Years (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	€ 182.3	€ 95.7	€ 43.3
SWITZERLAND
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	167.4
NETHERLANDS
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	14.9
Tax Year 2027 [member] | SWITZERLAND
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	31.3
Tax Year 2027 [member] | NETHERLANDS
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	0.0
Tax Year 2028 [member] | SWITZERLAND
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	57.5
Tax Year 2028 [member] | NETHERLANDS
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	0.0
Tax Year 2029 [Member] | SWITZERLAND
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	78.6
Unlimited [Member] | SWITZERLAND
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	0.0
Unlimited [Member] | NETHERLANDS
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	14.9
Tax losses [member]
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	182.3
Tax losses [member] | Tax Year 2027 [member]
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	31.3
Tax losses [member] | Tax Year 2028 [member]
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	57.5
Tax losses [member] | Tax Year 2029 [Member]
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	78.6
Tax losses [member] | Unlimited [Member]
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	€ 14.9